Convertible Preferred Stock	6 Months Ended
Jun. 30, 2013
Convertible Preferred Stock
Convertible Preferred Stock

8. Convertible Preferred Stock

          On April 9, 2010, the Company completed the private placement and issuance of 2,110,300 shares of its Series D convertible preferred stock (Series D) for gross proceeds of approximately $10.0 million.

          On November 15, 2010, the Company completed the private placement and issuance of 3,755,658 shares of its Series E convertible preferred stock (Series E) for gross proceeds of approximately $25.0 million.

          On November 15, 2011, the Company completed the private placement and issuance of 3,787,876 shares of its Series F convertible preferred stock (Series F) for gross proceeds of approximately $50.0 million.

          On April 17, 2012, the Company completed the acquisition of Crowd Factory. The purchase consideration included issuance of 842,458 shares of its Series G convertible preferred stock (Series G) valued at approximately $12.3 million.

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2011:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000

Total	50,067,383	25,033,684	$106,821	$107,085

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2012:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000
Series G	1,684,930	842,458	—	12,300

Total	51,752,313	25,876,142	$106,821	$119,385

          No cash proceeds were received from the issuance of 842,458 shares of the Company's Series G as such shares with aggregate value of approximately $12.3 million were issued in connection with the acquisition of Crowd Factory.

          Upon the completion of the IPO, all outstanding convertible preferred stock was converted into 25,876,142 shares of common stock on a one-to-one basis. (unaudited)

          The rights, preference and privileges of the convertible preferred stock are as follows:

Dividends

          The holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to receive noncumulative dividends at the rate of $0.08, $0.12, $0.20, $0.379, $0.5326, $1.056 and $1.168 per share, per annum, respectively, when and if declared by the board of directors, prior and in preference to dividends on common stock. The holders of the Series A, B, C, D, E, F and G convertible preferred stock were also entitled to participate in dividends on common stock held on an as-if converted basis. No dividends on convertible preferred stock or common stock have been declared by the board of directors as of December 31, 2012 or June 30, 2013 (unaudited).

Liquidation Preferences

          In the event of a liquidation or sale of the Company, either voluntary or involuntary, the holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to receive, prior and in preference to any distribution to the holders of common stock, $1.00, $1.38, $2.492, $4.73866, $6.65662, $13.20 and $14.60 per share, respectively, plus all declared and unpaid dividends. If the assets legally available are insufficient to satisfy the entire liquidation preference of all series of convertible preferred stock, the funds will be distributed ratably to the holders of Series A, B, C, D, E, F and G convertible preferred stock. Any remaining assets beyond those needed to satisfy the liquidation preferences described above will be distributed pro rata among the holders of Marketo common stock and preferred stock (other than Series G preferred stock), assuming full conversion of such preferred stock into Marketo common stock, up to the applicable Participation Cap for holders of Marketo preferred stock. The "Participation Cap" was $3.00 for the Series A preferred stock, $4.14 for Series B preferred stock, $7.476 for Series C Preferred Stock, $14.21598 for Series D preferred stock, $19.96986 for Series E preferred stock and $39.60 for Series F preferred stock (each as adjusted for any stock splits, stock dividends, combinations, subdivisions, recapitalizations or the like). The holders of Series G preferred stock (the preferred stock issued to holders of Company preferred stock in connection with Crowd Factory acquisition) did not have any liquidation preference participation rights. If there are assets available for distribution, after the applicable Participation Cap has been met for each relevant series of Marketo preferred stock, such assets would be distributed on a pro rata basis to the holders of Marketo common stock.

Conversion Rights

          Each share of Series A, B, C, D, E, F and G convertible preferred stock was convertible at the option of the holder into shares of common stock at any time. The conversion rate for the Series A, B, C, D, E, F and G convertible preferred stock was equal to the quotient obtained by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The issue price for the Series A, B, C, D, E, F and G convertible preferred stock was $1.00, $1.38, $2.492, $4.73866, $6.65662, $13.20 and $14.60 per share, respectively, as adjusted for stock splits, stock dividends, combinations, subdivisions, recapitalizations or similar transactions. The conversion price of the Series A, B, C, D, E, F and G convertible preferred stock was equal to the applicable original issue price as adjusted for certain dilutive issuances, splits and combinations.

          Each share of Series A, B, C, D, E, F and G convertible preferred stock automatically converted into shares of common stock at the then-effective conversion rate upon the Company's sale of its common stock in a firm commitment underwriting pursuant to a registration statement filed under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $40.0 million, provided, however, that any conversion of the Series E and F convertible preferred stock also required that the public offering price per share be not less than $13.31324 and $19.8, respectively (each as adjusted to reflect any stock splits, stock dividends, combinations, subdivisions, recapitalization or similar transactions). In addition, all shares of any given series of convertible preferred stock would automatically convert into shares of common stock upon a vote by the holders of a majority of the then outstanding shares holding such series (voting together as a single class).

Voting Rights

          Holders of shares of Series A, B, C, D, E, F and G convertible preferred stock had voting rights equal to the number of shares of common stock into which their respective preferred shares were then convertible.